CASH FLOW STATEMENT - Analysis of net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	$ (1,722)	$ (1,600)	$ (1,104)
Balance at beginning of year	(1,926)	(1,770)	(1,104)
Net cash flow/debt movement	(188)	(59)	(499)
Exchange adjustment	59	(71)	3
Corporate bond issuance expense	(1)	8
IFRS 16 lease liabilities	(7)		(170)
IFRS 16 lease liabilities movement		(34)
Balance at end of year	(1,852)	(1,722)	(1,600)
Balance at end of year	(2,049)	(1,926)	(1,770)
Currency swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year			(1)
Net cash flow/debt movement	4	(7)	2
Exchange adjustment	(4)	7	(1)
Interest swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year			(3)
Balance at beginning of year	2
Exchange adjustment	(2)	2	3
Balance at end of year		2
Overdrafts
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year		(20)	(32)
Balance at beginning of year	(11)	(20)
Net cash flow/debt movement	7	9	12
Exchange adjustment	(1)
Balance at end of year			(20)
Balance at end of year	(5)	(11)	(20)
Due within one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year		(6)	(132)
Balance at beginning of year	(326)	(52)
Net cash flow/debt movement	(162)	(260)	125
Exchange adjustment		(2)	1
IFRS 16 lease liabilities	(2)		(46)
IFRS 16 lease liabilities movement		(12)
Balance at end of year			(6)
Balance at end of year	(486)	(326)	(52)
Due after one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year		(1,851)	(1,301)
Balance at beginning of year	(3,353)	(1,975)
Net cash flow/debt movement	429	(1,285)	(550)
Exchange adjustment	72	(79)
Corporate bond issuance expense	(1)	8
IFRS 16 lease liabilities	(5)		(124)
IFRS 16 lease liabilities movement		(22)
Balance at end of year			(1,851)
Balance at end of year	(2,848)	(3,353)	(1,975)
Cash
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year		277	365
Balance at beginning of year	1,762	277
Net cash flow/debt movement	(466)	1,484	(88)
Exchange adjustment	(6)	1
Balance at end of year			277
Balance at end of year	$ 1,290	$ 1,762	$ 277